LEASES (Tables)	9 Months Ended
Sep. 30, 2021
Leases
Schedule of operating leases

	December 31,
Operating leases	2021	2020

Assets
ROU operating lease assets	$2,038,106	$–

Liabilities
Current portion of operating lease	$747,422	$–
Operating lease, net of current portion	$2,474,530	$–
Total operating lease liabilities	$3,221,952	$–

Schedule of future minimum operating lease payments

2022	$405,924
2023	498,401
2024	463,402
2025	472,343
2026 and later	1,751,345
Total lease payments	3,591,415
Less imputed interest	(369,463)
Total lease obligations	3,221,952
Less current lease obligations	(747,422)
Long-term lease obligations	$2,474,530